LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES

NOTE 5 – LEASES

The Company’s lease portfolio primarily consists of an office lease. The lease had a term from April 17, 2021 to April 16, 2024. The Company accounts for this operating lease in accordance with ASC 842-20-25-1 by recognizing right-of use assets and lease liability. On October 13, 2022, the Company terminated the lease. The Company has entered into a new office leasing agreement with lease term of 12 months. The Company accounts for this new office lease using short-term lease policy in accordance with ASC 842-20-25-2. Under the short-term lease policy, the Company did not recognize right-of-use assets and lease liability, but instead recognized the lease payments in profit or loss on a straight-line basis over the lease term.

There are not right-of-use assets and lease liability recognized as of June 30, 2023 and December 31, 2022, respectively. There were 0.1 years and 0.8 years of the remaining lease term and were $931 and $6,197 undiscounted lease payments within one year as of June 30, 2023 and December 31, 2022, respectively. There are no discount rate use in the short-term lease accounting policy.

The following table summarizes the lease costs recognized in the unaudited consolidated statements of earnings:

	For the Six Months Ended June 30,
	2023	2022
Operating lease cost	$-	$3,094
Short-term lease cost	3,896	-
Variable lease cost	-	-
Total lease cost	$3,896	$3,094